Annual Total Returns - FidelityMidCapValueFund-RetailPRO - FidelityMidCapValueFund-RetailPRO - Fidelity Mid Cap Value Fund - Fidelity Mid Cap Value Fund	Apr. 01, 2023
Bar Chart Table:
Annual Return 2013	38.96%
Annual Return 2014	16.65%
Annual Return 2015	(4.55%)
Annual Return 2016	12.39%
Annual Return 2017	17.00%
Annual Return 2018	(18.84%)
Annual Return 2019	23.59%
Annual Return 2020	0.97%
Annual Return 2021	34.00%
Annual Return 2022	(10.54%)